Acquisitions (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 26, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility		58.50%
Expected dividends		0.00%	0.00%
Two Point Six Four Two Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	6.80
Exercise price	$ 2.64
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 4.49
Warrants	58,334
Fair value	$ 261,965
M T S Warrants Zero Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	6.80
Exercise price	$ 0.00
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 6.80
Warrants	25,000
Fair value	$ 170,000
M T S Options Zero Strike Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of ordinary shares	6.80
Exercise price	$ 0.00
Expected volatility	54.70%
Expected dividends	0.00%
Expected term (in years)	3 years
Risk-free rate	0.38%
Fair value per warrant	$ 6.80
Warrants	25,000
Fair value	$ 170,000